Loan Commitments and Other Related Activities (Tables)	12 Months Ended
Dec. 31, 2012
Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk

The contractual amounts of financial instruments with off-balance-sheet risk at year end were as follows.

	2012		2011
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate
Commitments to make loans	$4,307	$309	$943	$741
Unused lines of credit	47	18,142	62	19,952
Standby letters of credit	—	522	—	526